Pension and Postretirement Benefit Plans and Defined Contribution Plans - Pension Plans in Excess of Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Foreign Plan [Member] | Pension Plan [Member]
Pension plans with an ABO in excess of plan assets:
Fair value of plan assets	$ 5,843	$ 4,514
ABO	7,960	6,286
Pension plans with a PBO in excess of plan assets:
Fair value of plan assets	5,947	5,432
PBO	8,503	7,571
Qualified Plan [Member] | United States [Member] | Pension Plan [Member]
Pension plans with an ABO in excess of plan assets:
Fair value of plan assets	14,586	13,051
ABO	16,535	15,141
Pension plans with a PBO in excess of plan assets:
Fair value of plan assets	14,586	13,051
PBO	16,535	15,141
Nonqualified Plan [Member] | United States [Member] | U.S. Supplemental (Non-Qualified) Pension Plans [Member]
Pension plans with an ABO in excess of plan assets:
ABO	1,351	1,280
Pension plans with a PBO in excess of plan assets:
PBO	$ 1,351	$ 1,280